Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance provides amendments related to the rate reconciliation and income taxes paid disclosures that improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. Other amendments with this guidance improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income or loss and income tax expense or benefit to be consistent with U.S. Securities and Exchange Commission Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. The guidance is effective for fiscal years beginning after December 15, 2024 with early adoption permitted. We adopted this guidance effective January 1, 2025 on a prospective basis. The adoption of this guidance did not have a material impact on our unaudited condensed consolidated financial statements and related disclosures and is not expected to have a material impact on our audited consolidated financial statements and related disclosures for the year ended December 31, 2025.

Recently Issued Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued Accounting Standards Update 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment will impact various disclosure areas, including the statement of cash flows, accounting changes and error corrections, earnings per share, debt, equity, derivatives, and transfers of financial assets. The amendments in this guidance will only become effective if the SEC removes the related disclosures requirements from Regulation S-X or Regulation S-K by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impacts of the amendment on our consolidated financial statements.

In March 2024, the SEC issued rules under SEC Release No. 33-11275 and 34-99678, “The Enhancement and Standardization of Climate-Related Disclosure for Investors” (the “Final Rules”), which will require registrants to provide certain climate-related information in their registration statements and annual reports. The Final Rules will require information about a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Final Rules will also require certain disclosures related to severe weather events and other natural conditions in a registrant’s audited financial statements. The disclosure requirements of the Final Rules will begin phasing in for annual periods beginning in fiscal year 2025. In April 2024, the SEC issued an order staying the Final Rules pending judicial review. On March 27, 2025, the SEC announced that it had voted to end its defense of the Final Rules. However, we are currently monitoring (i) the U.S. Court of Appeals for the Eighth Circuit (the “Eighth Circuit) to see if the Eighth Circuit will make a ruling on the legal challenges made with respect to the Final Rules and (ii) the new SEC Administration’s approach to climate-related disclosures.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This guidance provides amendments that require a public business entity to disclose certain disaggregated information about its expenses in the notes to its financial statements to help investors to (i) better understand the entity’s performance, (ii) better assess the entity’s prospects for future cash flows, and (iii) compare an entity’s performance over time and with that of other entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods with annual reporting periods beginning after December 15, 2027. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update 2025-03 (“ASU 2025-03”), “Business Combinations (Topic 805) and Consolidation (Topic 810) — Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity.” This guidance provides amendments that require an entity involved in an acquisition transaction effected primarily by exchanges equity interests when the legal acquiree is a VIE that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. This amendment effectively replaces the current requirement that the primary beneficiary always is the acquirer with an assessment that requires an entity to consider factors to determine which entity is the accounting acquirer. The amendments in ASU 2025-03 are effective for all entities for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods and provides for adoption prospectively. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update 2025-04 (“ASU 2025-04”), “Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) — Clarifications to Share-Based Consideration Payable to a Customer.” The amendments in ASU 2025-04 reduce diversity in practice for accounting for share-based consideration payable to a customer and will prohibit revenue recognition from being delayed when an entity grants awards that are not expected to vest. The amendments in ASU 2025-04 are effective for annual reporting periods, including interim reporting periods within annual reporting periods, beginning after December 15, 2026. An entity may apply the amendments on a modified retrospective or a retrospective basis. Early adoption is permitted.

In July 2025, the FASB issued Accounting Standards Update 2025-03 (“ASU 2025-05”), “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets.” The amendments contained in this guidance provide (i) all entities with a practical expedient and (ii) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. In developing reasonable and supportable forecasts as part of estimating expected credit losses, an entity may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments in ASU 2025-05 are effective for annual reporting periods beginning after December 31, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. We do not expect these amendments to have a material impact on our consolidated financial statements.

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In October 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This guidance requires contract assets and contract liabilities from contracts with customers that are acquired in a business combination to be recognized and measured as if the acquirer had originated the original contract. The guidance is effective for fiscal years beginning after December 15, 2023 on a prospective basis, including interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2024 without any material impact to our financial statements.

In November 2023, the FASB issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in guidance improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This guidance is effective for fiscal years beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. The amendments are required to be applied retrospectively to all prior periods presented in the Company financial statements. The Company adopted this guidance effective January 1, 2024 and has applied it on a retroactive basis. The adoption of this guidance did not have a material impact on our consolidated financial statements and related disclosures. For further information, refer to Note 27 — Segment Information.

In January 2025, the SEC issued Staff Accounting Bulletin No. 122 (“SAB 122”) which rescinds the interpretive guidance in Section FF of Topic 5 in the Staff Accounting Bulletin Series entitled Accounting for Obligations to Safeguard Crypto-Assets and Entity Holds for its Platform Users, which required entities that had an obligation to safeguard their platform users’ digital assets to recognize a safeguarding liability and offsetting asset on the entity’s statement of financial position at fair value with remeasurement each reporting period. SAB 122 requires the effect of the rescission on a fully retrospective basis in annual periods beginning after December 15, 2024. As permitted, we early adopted SAB 122. The adoption of this guidance did not have a material impact on our consolidated financial statements disclosures for the years ended December 31, 2024 and 2023 as we had already derecognized the safeguarding liability and asset recorded in the December 31, 2022 consolidated statement of financial position from our balance sheet when we spun-off our digital asset business on July 14, 2023.

Recently Issued Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued Accounting Standards Update 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment will impact various disclosure areas, including the statement of cash flows, accounting changes and error corrections, earnings per share, debt, equity, derivatives, and transfers of financial assets. The amendments in this guidance will only become effective if the SEC removes the related disclosures requirements from Regulation S-X or Regulation S-K by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impacts of the amendment on our consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance provides amendments related to the rate reconciliation and income taxes paid disclosures that improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. Other amendments with this guidance improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income or loss and income tax expense or benefit to be consistent with U.S. Securities and Exchange Commission Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. The guidance is effective for fiscal years beginning after December 15, 2024 with early adoption permitted.

The guidance should be applied on a prospective basis, although retrospective application is permitted. We are in process of evaluating the impact of these amendments on our prospective reporting disclosures.

In June 2024, the SEC adopted final rules under SEC Release No. 33-11275 and 34-99678, “The Enhancement and Standardization of Climate-Related Disclosure for Investors” (the “Final Rules”), which will require registrants to provide certain climate-related information in their registration statements and annual reports. The Final Rules will require information about a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Final Rules will also require certain disclosures related to severe weather events and other natural conditions in a registrant’s audited financial statements. The disclosure requirements of the Final Rules will begin phasing in for annual periods beginning in fiscal year 2025. In April 2024, the SEC issued an order staying the Final Rules pending judicial review. On March 27, 2025, the SEC announced that it had voted to end its defense of the Final Rules. However, we are currently monitoring (i) the U.S. Court of Appeals for the Eight Circuit (the “Eight Circuit”) to see if the Eight Circuit will make a ruling on the legal challenges made with respect to the Final Rules and (ii) the new SEC Administration’s approach to climate-related disclosures.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This guidance provides amendments that require a public business entity to disclose certain disaggregated information about its expenses in the notes to its financial statements to help investors to (i) better understand the entity’s performance, (ii) better assess the entity’s prospects for future cash flows, and (iii) compare an entity’s performance over time and with that of other entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods with annual reporting periods beginning after December 15, 2027. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.